Long-Term Debt - Additional Information - Other (Detail) $ in Millions	Jun. 30, 2015 USD ($) CreditFacility	Dec. 31, 2014
Debt Instrument [Line Items]
Weighted-average effective interest rate	3.30%	3.50%
Aggregate principal repayments, remainder of 2015	$ 164.0
Aggregate principal repayments, 2016	441.3
Aggregate principal repayments, 2017	457.0
Aggregate principal repayments, 2018	476.1
Aggregate principal repayments, 2019	602.0
Aggregate principal repayments, thereafter	521.6
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal repayments, remainder of 2015	70.5
Aggregate principal repayments, 2016	203.7
Aggregate principal repayments, 2017	102.8
Aggregate principal repayments, 2018	136.2
Aggregate principal repayments, 2019	$ 47.3
Number of credit facilities | CreditFacility	6
Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	2
Minimum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Range of credit facility margin	0.30%	0.30%
Minimum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	105.00%
Vessel values to drawn principal balance ratios	133.00%
Minimum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	105.00%
Vessel values to drawn principal balance ratios	133.00%
Minimum [Member] | Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	105.00%
Vessel values to drawn principal balance ratios	133.00%
Minimum [Member] | Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	105.00%
Vessel values to drawn principal balance ratios	133.00%
Maximum [Member] | Interest Rate Swaps [Member]
Debt Instrument [Line Items]
Range of credit facility margin	3.25%
Range of credit facility margin	3.25%	3.25%
Maximum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	204.00%
Maximum [Member] | Line of Credit One [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	204.00%
Maximum [Member] | Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	204.00%
Maximum [Member] | Line of Credit Two [Member] | Collateralized Debt Obligations [Member] | Term loans [Member]
Debt Instrument [Line Items]
Asset value to outstanding drawn principal balance ratio	125.00%
Vessel values to drawn principal balance ratios	204.00%
Obligations [Member]
Debt Instrument [Line Items]
Outstanding loan amount	$ 86.6
Partnership [Member] | Obligations [Member]
Debt Instrument [Line Items]
Outstanding loan amount	$ 51.6